ACCOUNTS RECEIVABLE, NET - Classification of accounts receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Accounts receivable, net-current	$ 30,681,684	$ 42,528,919
Accounts receivable, net-non current	13,688,592
Accounts receivable, net	$ 44,370,276	$ 42,528,919